Discontinued operations (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2014 PBWM Germany	Mar. 31, 2014 PBWM Germany	Dec. 31, 2013 PBWM Germany	Jan. 31, 2014 CFIG	Dec. 31, 2013 CFIG
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash					277	234	960
Loans					686	507	575
Fees receivable									8
Goodwill								23	23
Other assets					16	8	18
Total assets held-for-sale	979	749	1,584	0	979	749	1,553		31
Deposits					696	740	1,118
Other liabilities					46	41	22
Total liabilities held-for-sale	742	781	1,140	0	742	781	1,140